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                       Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                     Washington, D.C.  20005


                                       November 8, 2001



VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

              Re:  Alliance North American Government Income
                   Trust, Inc.
                   (File Nos.  33-45328 and 811-06554)

Dear Sir or Madam:

         On behalf of Alliance North American Government Income Trust, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectus and Statement of Additional Information for the Fund that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on October 31, 2001.

                                       Sincerely,


                                       /s/ Paul M. Miller
                                       --------------------------
                                           Paul M. Miller














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